Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

Our accompanying condensed consolidated financial statements include the accounts of Akerna and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

Our accompanying consolidated financial statements include the accounts of Akerna, our wholly-owned subsidiaries, and those entities in which we otherwise have a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of our condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the condensed consolidated financial statements and accompanying notes thereto. Our most significant estimates and assumptions are related to the valuation of acquisition-related assets and liabilities, capitalization of internal costs associated with software development, fair value measurements, credit loss reserves, impairment assessments, loss contingencies, valuation allowance associated with deferred tax assets, stock based compensation expense, and useful lives of long-lived intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the consolidated financial statements and accompanying notes thereto. Our most significant estimates and assumptions are related to the valuation of acquisition-related assets and liabilities, capitalization of internal costs associated with software development, fair value measurements, impairment assessments, loss contingencies, valuation allowance associated with deferred tax assets, stock-based compensation costs, and useful lives of long-lived intangible assets. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Foreign Currency

Foreign Currency

The functional currency of the Company’s non-U.S. operations is the local currency. Monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet dates. Non-monetary assets and liabilities are translated at the historical rates in effect when the assets were acquired or obligations incurred. Revenue and expenses are translated into U.S. dollars using the average rates of exchange prevailing during the period. Translation gains or losses are included as a component of accumulated other comprehensive income (loss) within stockholders’ equity (deficit). Gains and losses resulting from foreign currency transactions are recognized as a component of Other income (expense) in our consolidated statements of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider liquid instruments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest. As of the balance sheet date, and periodically throughout the year, we have maintained balances in various operating accounts in excess of federally insured limits.

Restricted Cash

Restricted Cash

Restricted cash consists of funds that are contractually or legally restricted as to usage or withdrawal and is presented separately from cash and cash equivalents on our consolidated balance sheets.

Accounts Receivable, Net

Accounts Receivable, Net

We maintain an allowance for credit losses equal to the estimated uncollectible amounts based on historical information, current conditions, and reasonable and supportable forecasts. Receivables are written-off and charged against the recorded allowance when we have exhausted collection efforts without success. The allowance for credit losses was less than $0.1 million and $0.4 million as of September 30, 2023 and December 31, 2022, respectively.

Accounts Receivable, Net

We maintain an allowance for doubtful accounts equal to the estimated uncollectible amounts based on our historical collection experience and review of the current status of trade accounts receivable. Accounts receivable are written-off and charged against the allowance when we have exhausted collection efforts without success.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Expenditures for major additions and improvements are capitalized. Repairs and maintenance costs are expensed as incurred. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. The estimated useful lives for significant property and equipment categories are generally as follows: furniture and computer equipment (3 – 7 years) and leasehold improvements (lesser of remaining lease term or useful life)

Investment

Investment

Until its redemption in December 2022, we held an equity security in ZolTrain. For periods prior to the quarter ended September 30, 2021, we had determined we could exert significant influence over ZolTrain’s operations through voting rights and representation on its board of directors and we accounted for our investment in ZolTrain using the equity method of accounting, recording our share in the investee’s earnings and losses in the consolidated statement of operations. Upon losing board representation during quarter ended September 30, 2021, we suspended the equity method of accounting and measured the investment at cost less impairment, plus or minus changes resulting from observable price changes, including its ultimate redemption at a loss in December 2022, which were recorded in Other (expense) income, in our consolidated statements of operations (see Note 7).

Software Development Costs

Software Development Costs

Costs incurred during the application development stage of a newly developed application and costs we incur to enhance our existing platforms that meet certain criteria are subject to capitalization and subsequent amortization. Our software product development costs are primarily comprised of personnel costs such as payroll and benefits, vendor costs, and other costs directly attributable to the project. We capitalize costs only during the development phase. Any costs in connection to planning, design, and maintenance subsequent to release are expensed as incurred. We amortize software development costs over the expected useful life of the specific application, generally 2-5 years. We evaluate capitalized software development costs for impairment when there is an indication that the unamortized cost may not be recoverable (see Note 8).

Intangible Assets

Intangible Assets

Intangible assets are amortized over their estimated useful lives. We evaluate the estimated remaining useful life of our intangible assets when events or changes in circumstances indicate an adjustment to the remaining amortization may be needed. We similarly evaluate the recoverability of these assets upon events or changes in circumstances indicate a potential impairment (see Note 8). Recoverability of these assets is measured by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate. If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of these assets, the carrying amount of such assets is reduced to fair value.

Goodwill Impairment Assessment

Goodwill Impairment Assessment

Goodwill represents the excess purchase consideration of an acquired business over the fair value of the net tangible and identifiable intangible assets. Goodwill is evaluated for impairment annually on October 31, and whenever events or changes in circumstances indicate the carrying value of goodwill may be impaired (see Note 8). Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate or a significant decrease in expected cash flows. An impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value, not to exceed the carrying amount of goodwill. We have the option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount and determine whether further action is needed. If, after assessing the totality of events or circumstances, we determine it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the quantitative impairment test is unnecessary.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Under this guidance, we are required to classify certain assets and liabilities based on the fair value hierarchy, which groups fair value-measured assets and liabilities based upon the following levels of inputs:

•        Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•        Level 2 — Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;

•        Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The fair value of financial instruments is the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying values of financial instruments such as accounts receivable, accounts payable and accrued liabilities approximate fair value based on their short maturities.

Fair Value Option

Fair Value Option

The fair value option provides an election that allows an entity to irrevocably elect to record certain financial assets and liabilities at fair value on an instrument-by-instrument basis at initial recognition. We have elected to apply the fair value option to our convertible notes due to the complexity of the various conversion and settlement options available to both the holders of such notes and Akerna.

The convertible notes accounted for under the fair value option election are each a debt host financial instrument containing embedded features that would otherwise be required to be bifurcated from the debt-host and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements in accordance with GAAP. Notwithstanding, when the fair value option election is applied to financial liabilities, bifurcation of an embedded derivative is not required, and the financial liability is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis as of each reporting period date. The portion of the change in fair value attributed to a change in the instrument-specific credit risk is recognized as a component of other comprehensive income (loss) within stockholders’ equity (deficit) and the remaining amount of the fair value adjustment is recognized as other income (expense) in our consolidated statement of operations. The estimated fair value adjustment is presented in a respective single line item within other income (expense) in the accompanying consolidated statement of operations because the change in fair value of the convertible notes was not attributable to instrument-specific credit risk.

Warrants

Warrants

We evaluate warrants that we may issue from time to time under a two-step process provided in GAAP. The first step is intended to distinguish liabilities from equity. Warrants that could require cash settlement are generally classified as liabilities. For warrants that are considered outside the scope of liability classification, a second step evaluates warrants as either a derivative subject to derivative accounting and disclosures or as equity instruments based upon the specific terms of the underlying warrant agreement and certain other factors associated with our capital structure. Warrants that are indexed to our common stock while we meet certain other conditions with respect to our capital structure, including the ability to satisfy the warrant settlement obligations with a sufficient number of registered shares, do not qualify as derivatives and are classified as components of equity. Certain of the warrants sold by MTech in its initial public offering that were converted to Akerna warrants in connection with the Mergers (the “Private Warrants”) are not indexed to our common stock in the manner contemplated as described herein. As a result, the Private Warrants are precluded from equity classification and are recorded as derivative liabilities. At the end of each reporting period, changes in fair value during the period are recognized within the condensed consolidated statements of operations. We will continue to adjust this derivative liability for changes in the fair value until the earlier of (a) the exercise or expiration of the Private Warrants or (b) the redemption of the Private Warrants, at which time they will be reclassified to Additional paid-in capital. As of December 31, 2022 and 2021, all of our other outstanding warrants, including certain other MTech warrants that were converted to Akerna warrants upon our formation (the “2019 Public Warrants”), are classified within stockholders’ equity.

Revenue Recognition

Revenue Recognition

We recognize revenue when a customer obtains the benefit of promised services, in an amount that reflects the consideration that we expect to be entitled to receive in exchange for those services. In determining the amount of revenue to be recognized, we perform the following steps: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether the promised services are performance obligations, including whether they are distinct in the context of the contract; (iii) determination of the transaction price; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) we satisfy each performance obligation. Sales taxes collected from customers and remitted to government authorities are excluded from revenue.

Software Revenue.    Our software revenue is generated from subscriptions and services related to the use of our commercial software platforms, MJ Platform®, Ample and our government regulatory platform, Leaf Data Systems®, and the sale of business intelligence, data analytics and other software related services. Software contracts are annual or multi-year contracts paid monthly in advance of service and typically cancellable upon 30 days’ notice after the end of the contract period. Leaf Data Systems® contracts are generally multi-year contracts payable annually or quarterly in advance of service. Commercial software and Leaf Data Systems® contracts generally may only be terminated early for breach of contract as defined in the respective agreements. Amounts that have been invoiced are initially recorded as deferred revenue or contract liabilities. Subscription revenue is recognized on a straight-line basis over the service term of the arrangement beginning on the date that our solution is made available to the customer and ending at the expiration of the subscription term. We typically invoice customers at the beginning of the term, in multi-year, annual, quarterly, or monthly installments. When a collection of fees occurs in advance of service delivery, revenue recognition is deferred until such services commence. Revenue for implementation fees is recognized ratably over the expected term of the contract, including expected renewals.

We include service level commitments to customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits if those levels are not met. In addition, customer contracts often include: specific obligations that require us to maintain the availability of the customer’s data through the service and that customer content is secured against unauthorized access or loss, and indemnity provisions whereby we indemnify customers from third-party claims asserted against them that result from our failure to maintain the availability of their content or securing the same from unauthorized access or loss. To date, we have not incurred any material costs as a result of such commitments. Any such credits or payments made to customers under these arrangements are recorded as a reduction of revenue.

Consulting Revenue.    Consulting services revenue is generated by providing solutions for operators in the pre-application of licensures and pre-operational phases of development and consists of contracts with fixed terms and fee structures based upon the volume and activity or fixed-price contracts for consulting and strategic services. These services include application and business plan preparation as they seek licenses to be granted. Consulting revenue contracts have an initial set of proprietary deliverables that are provided to clients upfront, which is considered a separate performance obligation. As such, 30 percent of the contract value is recognized upfront when deliverables are provided, with the remaining recognized over the life of the contract as the consulting services are performed.

Other Revenue.    Our other revenue is derived primarily from point-of-sale hardware and other non-recurring revenue. From time to time, we may purchase equipment for resale to customers. Such equipment is generally drop-shipped to our customers. We recognize revenue as these products are delivered.

Cost of Revenue.    Cost of revenue consists primarily of costs related to providing subscription and other services to our customers, including employee compensation and related expenses for data center operations, customer support and professional services personnel, payments to outside technology service providers, security services, and other tools.

Unbilled Receivables.    Unbilled receivables are booked when services are delivered to our customers but not yet invoiced. Once invoiced, the unbilled receivables are reclassified to accounts receivable.

Deferred Revenue.    Deferred revenue consists of payments received in advance of revenue recognition from subscription services. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, contract duration, and invoice frequency. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as deferred revenue, which is a current liability on the accompanying consolidated balance sheets.

Legal and Other Contingencies

Legal and Other Contingencies

From time to time, we may be a party to litigation and subject to claims incident to the ordinary course of business, including intellectual property claims, labor and employment claims, breach of contract claims and other asserted and unasserted claims. We investigate these claims as they arise and will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred.

Stock-Based Compensation

Stock-Based Compensation

We measured stock-based compensation based on the fair value of the share-based awards on the date of grant and recognize the related costs on a straight-line basis over the requisite service period, which is generally the vesting period. Stock-based compensation expense is included in operating expenses and cost of sales on our consolidated statements of operations consistent with the allocation of other compensation arrangements.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of other assets and liabilities. We provide for income taxes at the current and future enacted tax rates and laws applicable in each taxing jurisdiction. We use a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. We recognize interest and penalties related to income tax matters in selling, general and administrative expenses in the consolidated statement of operations.

We recognize deferred tax assets to the extent that its assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If we determine that we would be able to realize our deferred tax assets in the future in excess of its net recorded amount, we will make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. As of December 31, 2022 and 2021, management has applied a valuation allowance to deferred tax assets when it is determined that the benefit from the deferred tax asset will not be able to be utilized in a future period.

Segment Reporting

Segment Reporting

We operate our business as one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), our Chief Executive Officer, in deciding how to allocate resources and assess performance. Our CODM allocates resources and assesses performance based upon discrete financial information at the consolidated level.

In the following table, we disclose the combined gross balance of our fixed assets, capitalized software, and intangible assets by geographical location:

	As of September 30, 2023	As of December 31, 2022
Long-lived assets:
United States	$27,425	$48,879
Canada	2,909,966	4,527,581
Total	$2,937,391	$4,576,460

Segments

We operate our business as one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated by the chief operating decision maker (“CODM”), our Chief Executive Officer, for purposes of allocating resources and assessing financial performance. Our CODM allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Discontinued Operations

Discontinued Operations

In accordance with GAAP, we assess our business units that we may, from time to time, consider for disposal by sale or means (i.e., abandonment). Those business units, which may be in the form of legal entities, divisions, product lines or asset and liability groups, among others, for which cash flows can be reasonably identified, that meet certain criteria are considered discontinued operations. Accordingly, their results of operations are presented in our statements of operations as “discontinued operations” and their associated assets and liabilities are considered “held for sale” or “discontinued,” as appropriate on our consolidated balance sheets.

Subsequent Events

Subsequent Events

Management has evaluated all of our activities through the issuance date of our condensed consolidated financial statements and has concluded that, with the exception of incremental issuances of Common Stock as described below, no other subsequent events have occurred that would require recognition in our condensed consolidated financial statements or disclosure in the notes thereto. From October 1, 2023 through November 14, 2023, a total of $0.125  million of principal under the Senior Convertible Notes was converted into 250,000 shares of our Common Stock at a conversion price of $0.50 per share.

Subsequent Events

Management has evaluated all of our activities through the issuance date of our consolidated financial statements and has concluded that, with the exception of (i) the completion of the sales of 365 Cannabis and LCA in January 2023, (ii) the commitment to the Sale Transaction, (iii) the commitment to the Merger and the signing of the Exchange Agreements, as disclosed in Note 1, no other subsequent events have occurred that would require recognition and disclosure in our consolidated financial statements or disclosure in the notes thereto.

Adoption of Recent Accounting Pronouncements

Adoption of Recent Accounting Pronouncements

The FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which introduced a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. ASU 2016-13 requires an entity to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. We adopted ASU 2016-13, and subsequent amendments on January 1, 2023. The impact of the adoption of ASU 2016-13 on our condensed consolidated financial statements was not material.

Adoption of Recent Accounting Pronouncements

The FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”) which, together with related amendments to GAAP, represents ASC Topic 842, Leases (“ASC 842”). ASC 842 superseded all prior GAAP with respect to leases. ASC 842 established a right-of-use model which requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are to be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. We adopted ASC 842 effective January 1, 2022 and due to the immaterial impact of applying this standard to our limited assets subject to operating leases, there was no material impact to our balance sheets and statements of operations.

The FASB issued ASU No. 2020-01, Clarifying the Interaction between Topic 321, Topic 323, and Topic 815 (“ASU 2020-01”) which provides guidance clarifying interactions between various standards governing investments in equity securities. The guidance addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. We adopted ASU 2020-01 effective January 1, 2022 and there was no material impact to our balance sheets and statements of operations.

The FASB issued ASU No. 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, (“ASU 2021-04”) which provides clarification and reduces diversity in practice with respect to an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (such as warrants) that remain equity classified after modification or exchange. We adopted ASU 2021-04 effective January 1, 2022 and there was no material impact to our balance sheets and statements of operations.

Recent Accounting Pronouncements Pending Adoption

Recent Accounting Pronouncements Pending Adoption

The FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which introduced a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. ASU 2016-13 requires and entity to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. ASU 2016-13, and subsequent amendments, is effective for us beginning on January 1, 2023. We are currently evaluating the impact of the adoption of ASU 2016-13 on our consolidated financial statements.

The FABS issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplified the accounting for convertible instruments. ASU 2020-06 eliminated certain models that require separate accounting for embedded conversion features, in certain cases. Additionally, among other changes, ASU 2020-06 eliminates certain of the conditions for equity classification for contracts in an entity’s own equity. ASU 2020-06 also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and include the effects of shares settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. ASU 2020-06 is required to be adopted by us beginning on January 1, 2023 and must be applied using either a modified or full retrospective approach. We are currently evaluating the impact ASU 2020-06 will have on our consolidated financial statements.

The FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”), which amends the accounting related to contract assets and liabilities acquired in business combinations. Under current GAAP, an entity generally recognizes assets and liabilities acquired in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU 2021-08 requires that entities recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC Topic 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and should be applied prospectively to businesses combinations occurring on or after the effective date of the amendment. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

Going Concern and Management’s Liquidity Plans

Going Concern and Management’s Liquidity Plans

In accordance with the Financial Accounting Standards Board’s (“FASB”) standard on going concern, Accounting Standard Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as Going Concern (“ASU 2014-15”), we assess going concern uncertainty in our condensed consolidated financial statements to determine if we have sufficient cash, cash equivalents and working capital on hand and any available borrowings on loans, to operate for a period of at least one year from the date the condensed consolidated financial statements are issued. As part of this assessment, based on conditions that are known and reasonably knowable to us, we will consider various scenarios, forecasts, projections, estimates and will make certain key assumptions, including the timing and nature of projected cash expenditures or programs, and our ability to delay or curtail expenditures or programs, if necessary, among other factors. Based on this assessment, as necessary or applicable, we make certain assumptions regarding implementing curtailments or delays in the nature and timing of programs and expenditures to the extent we deem probable that such implementations can be achieved and we have the proper authority to execute them within one year from the date the condensed consolidated financial statements are issued.

The accompanying consolidated financial statements have been prepared on the basis that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, since our inception in 2019 we have incurred recurring losses from operations, used cash from operating activities, and relied on capital raising transactions to continue ongoing operations. As of September 30, 2023, we had a working capital deficit of $11.2 million with $0.2 million in cash available to fund future operations. We anticipate continuing to generate losses from operations and using cash from operating activities for the foreseeable future, although at lower than historical levels as a result of Restructuring during the second quarter of 2022 and the curtailment of activities associated with our discontinued operations as well as those business that we have terminated. Furthermore, on March 22 and March 23, 2023, respectively, we received notices (the “Notices”) from The Nasdaq Stock Market LLC (the “Nasdaq”) indicating that (i) the bid price of the Company’s Common Stock is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share (the “Bid Price Notice”) and (ii) the Company’s stockholders’ equity is below the minimum listing standard requirement of $2.5 million for continued listing on the Nasdaq (the “Stockholders Equity Notice”). The Notices have no immediate effect on the continued listing status of our Common Stock on the Nasdaq, and, therefore, our listing remains fully effective. We are provided a compliance period of 180 calendar days from the date of the Bid Price Notice, or until September 18, 2023, to regain compliance with the minimum closing bid requirement. Regarding the Stockholders Equity Notice, we submitted the required compliance plan to the listings staff of the Nasdaq on May 8, 2023 which was conditioned upon the successful completion of the Merger. On June 15, 2023, we received a letter from Nasdaq granting an extension through September 19, 2023 to complete the Merger. On September 19, 2023, the Company received a determination letter (the “Determination Letter”) from the Staff stating that it had not regained compliance with the minimum bid price requirement or the minimum listing standard requirement of $2.5 million and is not eligible for an additional 180-day period to regain compliance. Further, the Determination Letter indicates that unless the Company requests an appeal of this determination the trading of the Company’s common stock will be suspended at the opening of business on September 28, 2023, and a Form 25-NSE will be filed with the Securities and Exchange Commission (the “SEC”), which will remove the Company’s securities from listing and registration on The Nasdaq Capital Market. The Company had a deadline to appeal the Staff’s determination, pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series, no later than 4:00 pm Eastern Time on September 26, 2023. The Company successfully submitted a hearing request on September 25, 2023 and received a hearing date of November 9, 2023. This Hearing will stay any delisting or suspension action by the Staff pending the issuance of the Panel’s decision. The hearing occurred on November 9, 2023 and on November 17, 2023 the Panel granted Akerna an extension until January 31, 2023 to regain compliance by completing the Sale Transaction and the Merger. The Akerna Common Stock will remain listed pending continued compliance through January 31, 2023.

As described in Note 1, we have committed to the Sale Transaction to complete our intended exit from the SaaS industry and to the Merger as the most favorable strategic alternative for our stockholders. There can be no assurance that we will be successful in executing and completing the Sale Transaction and the Merger and obtaining sufficient funding, if necessary, on terms acceptable to us to fund continuing operations through the anticipated closing of the aforementioned transactions, if at all. Our ability to continue as a going concern is dependent upon our ability to successfully execute the aforementioned transactions. Despite the comprehensive scope of our collective plans, the inherent risks associated with their successful execution are not sufficient to overcome substantial doubt about our ability to continue as a going concern for one year from the date of issuance of our consolidated financial statements. Accordingly, if we are unable to execute our plans within the timeframe described above, we may have to reduce or otherwise curtail our continuing operations which could significantly and adversely affect our results of operations or we may determine to dissolve and liquidate our assets. If we fail to meet the financial covenants of the Senior Convertible Notes and cannot obtain a waiver from such provisions or otherwise come to an agreement with the Holders of the Senior Convertible Notes, such Holders may declare a default on the debt which could subject our assets to seizure and sale, negatively impacting our business.

The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP and with the instructions to the Quarterly Report on Form 10-Q and Article 8 of Regulation S-X for interim financial information. Accordingly, these financial statements do not include all of the information normally required by GAAP or Securities and Exchange Commission rules and regulations for complete financial statements. In management’s opinion, these condensed consolidated financial statements include all adjustments, consisting of normal recurring items, considered necessary for the fair presentation of the results of operations for the interim periods presented. The operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2023.

The condensed consolidated balance sheet as of December 31, 2022, has been derived from our audited financial statements at that date but does not include all disclosures and financial information required by GAAP for complete financial statements. The information included in this quarterly report on Form 10-Q should be read in conjunction with our consolidated financial statements and notes thereto for the period ended December 31, 2022, which were included in our report on Form 10-K filed on March 20, 2023.

Concentrations of Credit Risk

Concentrations of Credit Risk

We grant credit in the normal course of business to customers in the United States and Canada. We periodically perform credit analysis and monitor the financial condition of our customers to reduce credit risk.

During the nine months ended September 30, 2023 and 2022, two government clients accounted for 27 percent and 26 percent of total revenues, respectively. As of September 30, 2023, and December 31, 2022 two government clients accounted for none and 33 percent, respectively of net accounts receivable.

Warrants

Warrants

We evaluate warrants that we may issue from time to time under a two-step process provided in GAAP. The first step is intended to distinguish liabilities from equity. Warrants that could require cash settlement are generally classified as liabilities. For warrants that are considered outside of the scope of liability classification, a second step evaluates warrants as either a derivative subject to derivative accounting and disclosures or as equity instruments based upon the specific terms of the underlying warrant agreement and certain other factors associated with the our capital structure. Warrants that are indexed to the Company’s Common Stock while we meet certain other conditions with respect to our capital structure, including the ability to satisfy the warrant settlement obligations with a sufficient number of registered shares, do not qualify as derivatives and are classified as components of equity. Certain of the warrants sold by MTech in its initial public offering that were converted to Akerna warrants in connection with the Mergers (the “Private Warrants”) are not indexed to our common stock in the manner contemplated as described herein. As a result, the Private Warrants are precluded from equity classification and are recorded as derivative liabilities. At the end of each reporting period, changes in fair value during the period are recognized within the condensed consolidated statements of operations. We will continue to adjust this derivative liability for changes in the fair value until the earlier of (a) the exercise or expiration of the Private Warrants or (b) the redemption of the Private Warrants, at which time they will be reclassified to Additional paid-in capital. As of September 30, 2023, all of our other outstanding warrants, including certain other MTech warrants that were converted to Akerna warrants upon our formation (the “2019 Public Warrants”), are classified within stockholders’ equity.